INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2023	18	16	13	3	4	54	478
Additions	—	1	—	2	—	3	—
Amortization expense	(1)	(6)	(1)	—	—	(8)	—
Transfer	—	2	—	(2)	—	—	—
Effect of changes in foreign exchange rates	(1)	—	—	—	(1)	(2)	(16)
Net balance at December 31, 2023	16	13	12	3	3	47	462

Cost	88	88	41	4	4	225	462
Less accumulated depreciation and impairment	(72)	(75)	(29)	(1)	(1)	(178)	—
Net balance at December 31, 2023	16	13	12	3	3	47	462

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2022	18	21	13	2	4	58	451
Additions	—	—	—	3	—	3	—
Amortization expense	(2)	(7)	(1)	—	—	(10)	—
Transfer	—	2	—	(2)	—	—	—
Effect of changes in foreign exchange rates	2	—	1	—	—	3	27
Net balance at December 31, 2022	18	16	13	3	4	54	478

Cost	92	94	42	4	4	236	478
Less accumulated depreciation and impairment	(74)	(78)	(29)	(1)	—	(182)	—
Net balance at December 31, 2022	18	16	13	3	4	54	478